Other non-current receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other non-current receivables [abstract]
Summary of Other Non-Current Receivables

	2024	2023
Promissory note	24,867	22,093
Long-term prepaid expenses	14,634	15,782
Deposits	1,024	1,861
Derivatives	125	1,027
Other receivables	3,681	3,615
Total	44,331	44,378